Financial Income and Expenses - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Financial income
Fair value gain on financial investments		€ 70	€ 101
Fair Value of derivatives		0	(8)
Other finance income		273	864
Total financial income	[1]	343	957
Financial Expenses
Interest and fees on bank loans		6,881	8,520
Interest on leases		892	963
Other finance costs		419	2,091
Total financial expenses	[1]	€ 8,192	€ 11,574

[1]	Unaudited